Merger of Equals with Agrium	12 Months Ended
Dec. 31, 2017
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Merger of Equals with Agrium
Note 32	Merger of Equals with Agrium

Business Combination

Accounting Policies	Accounting Estimates and Judgments

Business combinations are recognized as follows:

• Acquisitions of subsidiaries and businesses are accounted for using the acquisition method.

• Consideration for each acquisition is measured at the aggregate of the fair values of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date.

• The acquisition date is the date the company obtains control over the acquiree and is generally the day the purchase consideration transfers.

• At the acquisition date, the identifiable assets acquired and liabilities assumed are recognized at their fair values with the exception of deferred taxes, employee benefit arrangements, replaced acquiree share-based payment awards and assets held for sale, where IFRS provides exceptions to recording amounts at fair value.

• Acquisition-related costs are recognized in earnings as incurred.

• On an acquisition-by-acquisition basis, non-controlling interest (if any) in the acquiree is recognized either at fair value or at the noncontrolling interest’s proportionate share of the acquiree’s net assets.

• The excess of total consideration for each acquisition plus non-controlling interest in the acquiree, over the fair value of the identifiable net assets acquired, is recorded as goodwill. If the total consideration plus non-controlling interest is less than the fair value of the net assets acquired, a purchase gain is recognized in earnings.

• If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, provisional amounts are recorded for the incomplete items. The measurement period is the period from the date of acquisition to the date complete information about facts and circumstances that existed as of the acquisition date is received, subject to a maximum of one year. Provisional amounts are retrospectively adjusted during the measurement period, or recognized as additional assets or liabilities to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

Estimation is required to allocate the purchase consideration to the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed.

Judgment is required to determine which entity is the acquirer in a merger of equals.

Supporting Information

On January 1, 2018, after receiving all required regulatory approvals, the company and Agrium combined their businesses in a merger of equals by becoming wholly owned subsidiaries of a new parent company named Nutrien. On January 2, 2018, the merged entity began trading on the Toronto Stock Exchange and New York Stock Exchange (NYSE) under the symbol NTR, and the shares of PotashCorp and Agrium were delisted. Shareholders of PotashCorp received 0.400 common shares of Nutrien for each PotashCorp share held and shareholders of Agrium received 2.230 common shares of Nutrien for each Agrium share held. The exchange ratios represent the respective closing share prices of each company’s common shares at market close on the NYSE on August 29, 2016, the last trading day prior to when the companies announced that they were in preliminary discussions regarding a merger of equals, which is consistent with the approximate 10-day and 60-day volume weighted average prices through that date. PotashCorp is the acquirer for accounting purposes, and as a result, the financial statements and related notes of Nutrien in 2018 and beyond will reflect the operations of Nutrien. Figures for 2017 and prior will reflect the operations of PotashCorp. The purchase consideration is approximately $16 billion.

Key dates of the Merger:

•	September 11, 2016 - The company entered into an agreement with Agrium to combine their businesses under the Canada Business Corporations Act.

•	November 3, 2016 - The plan of arrangement was approved by shareholders of both companies.

•	November 7, 2016 - The Ontario Superior Court of Justice issued a final order approving the plan of arrangement.

•	October 18, 2017 - Conditional approval was received from the Competition Commission of India, requiring PotashCorp to divest minority shareholdings in SQM, APC and ICL within a period of 18 months from the issuance of the order.

•	November 6, 2017 - Agrium signed definitive asset sales agreements to divest its Conda phosphate and North Bend nitric acid operations intended to address United States regulatory concerns.

•	November 7, 2017 - Approval was received from China’s Ministry of Commerce, conditioned on the divestiture of PotashCorp’s minority shareholdings in SQM and APC within 18 months, and ICL within nine months, from the closing of the Merger.

•	December 27, 2017 - Clearance was received from the United States’ Federal Trade Commission conditional on certain divestitures by Agrium.

The sale of PotashCorp’s interest in ICL closed on January 24, 2018. Agrium completed the dispositions of certain operations on January 12, 2018, as required by the conditional approval of the Merger from the United States’ Federal Trade Commission.

The companies had previously received unconditional regulatory clearance from Canada, Brazil and Russia.

Agrium is a retail distributor of agricultural crop inputs, providing growers with fertilizer, crop protection products, seed, services and solutions. Agrium is also one of the largest manufacturers of fertilizer in the world producing and marketing all three major crop nutrients – nitrogen, potash and phosphate.

Nutrien is expected to be the largest crop nutrient company in the world, the third largest natural resource company in Canada, a low-cost producer of potash and high-quality nitrogen and phosphate, integrated with a leading global retail distribution platform.

Due to the timing of the Merger and the ongoing nature of the valuation process for Agrium’s global operations, the following fair values were not available as of February 20, 2018: tangible or intangible assets; liabilities incurred; contingent consideration; indemnification assets; gross contractual amounts receivable; contractual cash flows not expected to be collected; major classes of assets and liabilities; contingent liabilities; goodwill deductible for tax purposes; and transactions separately recognized from acquired assets and assumed liabilities, including acquisition-related costs.

On acquisition date, the fair value considerations of cash and receivables transferred to Nutrien were $466 and $2,424, respectively.

Goodwill is anticipated to be comprised of expected synergies from: bringing together world-class nutrient production assets and retail distribution, providing an integrated platform with multiple paths for growth; creating annual run-rate operating synergies; enhancing financial flexibility through the use of a strong balance sheet and improved cash flows, enabling the support of growth initiatives and shareholder returns; and leveraging best-in-class leadership and governance through the combination of two experienced teams that are focused on creating long-term value.

If the accounting acquisition of Agrium occurred on January 1, 2017, pro forma revenue and net earnings as at December 31, 2017 would have been $18,242 and $816, respectively. In accordance with IFRS, the final fair values are expected to be determined within 12 months from the acquisition date.

Contingent liabilities acquired but not recognized include:

Idaho phosphate mining and processing sites

•	Nu-West Industries, Inc. (“Nu-West”), a wholly owned subsidiary of Agrium, has been working co-operatively with federal and state agencies on environmental remediation at existing and former phosphate mining and processing sites in Idaho. Nu-West has been notified of potential violations of federal and state statutes by US federal and state agencies. Depending on the site, Nu-West is in the investigation or risk assessment stage or has, for some sites, begun preliminary remediation work under agreements with the agencies. Completion of investigations, risk assessments or preliminary work will enable Nu-West and the agencies to determine what, if any, remediation work will be required. During 2016 and 2017, Nu-West completed substantial remedial construction and investigative fieldwork for certain of the Idaho sites. Results of the construction and site monitoring will determine future investigation and remediation requirements. In 2015, Nu-West received a Notice of Intent advising that trustees for US federal and state agencies will conduct a damage assessment at the Idaho phosphate mining and processing sites. Discussions with the trustees, including negotiation of the scope of future remediation, continued in 2017; the assessment may take many years to mature to a stage where the trustees assert a claim for damages.

Manitoba mining properties

•	In 1996, Agrium acquired Viridian Inc. (“Viridian”). Viridian has retained certain liabilities associated with the Fox Mine - a closed mineral processing site near Lynn Lake, Manitoba. Viridian was amalgamated with Agrium in 2017. Agrium is currently treating water draining from the site to meet provincial downstream water quality standards. Agrium has substantially completed the investigation phase of remediation and is currently in discussions with the Province of Manitoba regarding remedial alternatives selection. Concurrence and approval from the Province of a remedial design are expected within the next 12-36 months. For this matter, we have not disclosed information about the amount accrued for site remediation because disclosure of such information would seriously prejudice our position in discussions with the Province. There were no significant developments in 2017.

Other events occurring after December 31, 2017 related to the Merger include:

Event	Location
Sale of ICL	Note 19, Page 91
Share-based compensation plan modifications	Note 27, Page 110
Acquisition of Agrichem	See below

On January 29, 2018, Nutrien announced the planned acquisition of Agrichem, a leading Brazilian specialty plant nutrition and plant health product company. The acquisition will be made in two tranches, with 80 percent of the business expected to be acquired by the end of March 2018. The remaining 20 percent of the business is expected to be acquired in 2019, with the price being based on 2018 earnings before interest, taxes, depreciation and amortization levels. Closing of the transaction is subject to regulatory approvals and satisfaction of customary conditions precedent.